Stockholders' Equity - Schedule of common stock reserved for future issuance (Detail) - shares	Jun. 30, 2020	Apr. 01, 2020	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Common Stock Reserved For Future Issuance [Line Items]
Conversion of Series A preferred stock (in shares)	10,000		10,000	0
Options outstanding (in shares)	5,238,554		3,873,888	189,269
Options available for future option grants (in shares)	5,716,057		5,283,520	3,478,728
Common stock warrants (in shares)	0		5,750,000
Earnout shares (in shares)	10,000,000		20,000,000	0
Total (in shares)	21,091,811	2,186,215	34,917,408	3,667,997
Restricted stock units outstanding
Schedule Of Common Stock Reserved For Future Issuance [Line Items]
Restricted stock units outstanding (in shares)	127,200		0